PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,116	$ 21,530
Property and equipment, accumulated depreciation	10,994	15,070
Property and equipment, net	7,122	6,460
Depreciation expense	1,133	1,171	970
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,723	7,540
Property and equipment, accumulated depreciation	3,499	3,606
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,934	6,685
Property and equipment, accumulated depreciation	4,258	5,996
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,652	1,373
Property and equipment, accumulated depreciation	738	773
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	583	2,113
Property and equipment, accumulated depreciation	377	1,928
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,632	3,249
Property and equipment, accumulated depreciation	1,891	2,595
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	592	570
Property and equipment, accumulated depreciation	$ 231	$ 172